Lease Liabilities (Tables)	9 Months Ended
Sep. 30, 2020
Lease Liabilities [Abstract]
Summary of Lease Liabilities
Total
As at December 31, 2019	1,916
Additions	48
Interest Expense (Note 6)	66
Lease Payments	(215)
Terminations	(1)
Modifications	(3)
Re-measurement	5
Exchange Rate Movements and Other	17
As at September 30, 2020	1,833
Less: Current Portion	196
Long-Term Portion	1,637

Summary of Lease Liabilities Depending on Duration of Lease Term
	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2020	2019	2020	2019
Variable Lease Payments	4	5	11	15
Short-Term Lease Payments	1	3	4	10